Quarterly Holdings Report
for
Fidelity® Large Cap Value Index Fund
July 31, 2022
LC2-NPRT1-0922
1.9871047.106
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	2,053,726	38,568,974
Frontier Communications Parent, Inc. (a)	70,110	1,816,550
Lumen Technologies, Inc. (b)	294,363	3,205,613
Verizon Communications, Inc.	1,205,622	55,687,680
		99,278,817
Entertainment - 1.9%
Activision Blizzard, Inc.	222,748	17,808,703
AMC Entertainment Holdings, Inc. Class A (a)(b)	148,156	2,157,151
Electronic Arts, Inc.	75,350	9,888,181
Live Nation Entertainment, Inc. (a)	22,044	2,071,916
Madison Square Garden Sports Corp. (a)	2,710	416,744
Netflix, Inc. (a)	68,938	15,504,156
Playtika Holding Corp. (a)	2,522	30,945
Roku, Inc. Class A (a)	24,627	1,613,561
Take-Two Interactive Software, Inc. (a)	7,805	1,035,958
The Walt Disney Co. (a)	487,626	51,737,119
Warner Bros Discovery, Inc. (a)	179,854	2,697,810
		104,962,244
Interactive Media & Services - 2.6%
Alphabet, Inc.:
Class A (a)	224,677	26,134,429
Class C (a)	204,485	23,851,130
IAC (a)	22,275	1,525,838
Match Group, Inc. (a)	5,156	377,986
Meta Platforms, Inc. Class A (a)	517,627	82,354,456
Pinterest, Inc. Class A (a)	129,829	2,529,069
TripAdvisor, Inc. (a)(b)	26,881	511,008
Twitter, Inc. (a)	15,784	656,772
		137,940,688
Media - 1.5%
Altice U.S.A., Inc. Class A (a)	59,877	629,307
Cable One, Inc.	658	905,855
Comcast Corp. Class A	1,275,558	47,858,936
DISH Network Corp. Class A (a)	71,782	1,246,853
Fox Corp.:
Class A	88,302	2,923,679
Class B	42,195	1,303,826
Interpublic Group of Companies, Inc.	112,654	3,364,975
Liberty Broadband Corp.:
Class A (a)	3,229	348,506
Class C (a)	19,732	2,149,407
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	50,941	3,452,272
Liberty Media Class A (a)	5,523	342,371
Liberty SiriusXM Series A (a)(b)	15,380	612,893
Liberty SiriusXM Series C (a)	32,071	1,277,067
News Corp.:
Class A	110,151	1,887,988
Class B	35,168	607,703
Nexstar Broadcasting Group, Inc. Class A	10,111	1,904,609
Omnicom Group, Inc.	58,302	4,071,812
Paramount Global:
Class A	3,032	81,985
Class B	164,795	3,897,402
Sirius XM Holdings, Inc. (b)	202,919	1,355,499
The New York Times Co. Class A	47,185	1,507,561
		81,730,506
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	170,882	24,446,379
TOTAL COMMUNICATION SERVICES		448,358,634
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.2%
Aptiv PLC (a)	58,026	6,086,347
BorgWarner, Inc.	68,453	2,632,702
Gentex Corp.	67,296	1,899,093
Lear Corp.	17,063	2,578,902
QuantumScape Corp. Class A (a)(b)	70,418	761,923
		13,958,967
Automobiles - 0.7%
Ford Motor Co.	1,130,397	16,605,532
General Motors Co. (a)	417,109	15,124,372
Harley-Davidson, Inc.	38,488	1,455,231
Lucid Group, Inc. Class A (a)(b)	9,196	167,827
Rivian Automotive, Inc.	51,029	1,750,295
Thor Industries, Inc. (b)	15,141	1,276,841
		36,380,098
Distributors - 0.2%
Genuine Parts Co.	36,562	5,589,233
LKQ Corp.	75,824	4,158,188
		9,747,421
Diversified Consumer Services - 0.1%
ADT, Inc.	60,029	438,212
Bright Horizons Family Solutions, Inc. (a)	12,152	1,138,278
Grand Canyon Education, Inc. (a)	9,123	876,447
H&R Block, Inc.	8,239	329,230
Mister Car Wash, Inc. (a)(b)	6,196	71,874
Service Corp. International	44,220	3,292,621
Terminix Global Holdings, Inc. (a)	34,812	1,556,096
		7,702,758
Hotels, Restaurants & Leisure - 1.8%
ARAMARK Holdings Corp.	66,393	2,217,526
Boyd Gaming Corp.	22,940	1,273,399
Caesars Entertainment, Inc. (a)	18,496	845,082
Carnival Corp. (a)(b)	274,331	2,485,439
Darden Restaurants, Inc.	9,630	1,198,839
Domino's Pizza, Inc.	2,766	1,084,576
Hilton Worldwide Holdings, Inc.	21,773	2,788,468
Hyatt Hotels Corp. Class A (a)	14,446	1,195,407
Las Vegas Sands Corp. (a)	59,485	2,241,990
Marriott Vacations Worldwide Corp.	11,689	1,600,458
McDonald's Corp.	160,467	42,262,194
MGM Resorts International	101,952	3,336,889
Norwegian Cruise Line Holdings Ltd. (a)(b)	110,767	1,345,819
Penn National Gaming, Inc. (a)	47,640	1,645,962
Planet Fitness, Inc. (a)	6,362	501,389
Royal Caribbean Cruises Ltd. (a)(b)	63,178	2,445,620
Six Flags Entertainment Corp. (a)	10,935	247,896
Starbucks Corp.	210,502	17,846,360
Travel+Leisure Co.	6,787	292,588
Vail Resorts, Inc.	616	146,072
Wyndham Hotels & Resorts, Inc.	7,931	550,491
Wynn Resorts Ltd. (a)	26,599	1,688,505
Yum! Brands, Inc.	72,614	8,898,120
		98,139,089
Household Durables - 0.5%
D.R. Horton, Inc.	44,054	3,437,534
Garmin Ltd.	44,176	4,312,461
Leggett & Platt, Inc.	38,179	1,513,416
Lennar Corp.:
Class A	72,295	6,145,075
Class B	5,044	342,387
Mohawk Industries, Inc. (a)	15,055	1,934,266
Newell Brands, Inc.	108,267	2,188,076
NVR, Inc. (a)	240	1,054,344
PulteGroup, Inc.	41,257	1,799,630
Tempur Sealy International, Inc.	49,031	1,347,372
Toll Brothers, Inc.	15,142	744,684
TopBuild Corp. (a)	1,471	311,440
Whirlpool Corp. (b)	15,759	2,724,258
		27,854,943
Internet & Direct Marketing Retail - 0.2%
Doordash, Inc. (a)(b)	8,213	572,857
eBay, Inc.	139,668	6,792,055
Lyft, Inc. (a)	17,762	246,181
Uber Technologies, Inc. (a)	72,622	1,702,986
Wayfair LLC Class A (a)(b)	8,061	434,569
		9,748,648
Leisure Products - 0.1%
Brunswick Corp.	18,043	1,445,605
Hasbro, Inc.	37,648	2,963,651
Mattel, Inc. (a)	52,126	1,209,323
Peloton Interactive, Inc. Class A (a)(b)	85,484	811,243
Polaris, Inc.	4,195	491,990
		6,921,812
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	42,015	6,947,600
Kohl's Corp.	36,716	1,069,904
Macy's, Inc.	81,539	1,439,163
Nordstrom, Inc. (b)	4,703	110,568
Ollie's Bargain Outlet Holdings, Inc. (a)	16,950	999,203
Target Corp.	59,640	9,743,983
		20,310,421
Specialty Retail - 1.5%
Advance Auto Parts, Inc.	16,112	3,119,605
AutoNation, Inc. (a)	11,367	1,349,718
AutoZone, Inc. (a)	523	1,117,855
Bath & Body Works, Inc.	68,539	2,435,876
Best Buy Co., Inc.	39,566	3,046,186
Burlington Stores, Inc. (a)	1,176	165,969
CarMax, Inc. (a)(b)	40,626	4,043,912
Dick's Sporting Goods, Inc. (b)	15,874	1,485,648
GameStop Corp. Class A (b)	76,916	2,615,913
Gap, Inc. (b)	56,791	546,329
Leslie's, Inc. (a)(b)	5,123	77,665
Lithia Motors, Inc. Class A (sub. vtg.)	8,174	2,168,399
Lowe's Companies, Inc.	25,987	4,977,290
O'Reilly Automotive, Inc. (a)	11,083	7,797,888
Penske Automotive Group, Inc.	7,874	901,494
Petco Health & Wellness Co., Inc. (a)(b)	23,171	322,540
RH (a)	3,127	873,778
Ross Stores, Inc.	56,979	4,630,114
The Home Depot, Inc.	124,478	37,460,409
Victoria's Secret & Co. (a)	6,683	247,004
Williams-Sonoma, Inc. (b)	4,161	600,932
		79,984,524
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. (a)	41,235	2,007,320
Carter's, Inc. (b)	11,261	917,546
Columbia Sportswear Co.	10,476	775,329
Deckers Outdoor Corp. (a)	915	286,587
Hanesbrands, Inc.	99,775	1,115,485
PVH Corp.	19,223	1,190,288
Ralph Lauren Corp.	13,068	1,288,897
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	32,504	1,233,852
Tapestry, Inc.	65,448	2,201,016
Under Armour, Inc.:
Class A (sub. vtg.) (a)	53,526	495,651
Class C (non-vtg.) (a)	63,024	520,578
VF Corp.	100,170	4,475,596
		16,508,145
TOTAL CONSUMER DISCRETIONARY		327,256,826
CONSUMER STAPLES - 7.0%
Beverages - 1.0%
Boston Beer Co., Inc. Class A (a)(b)	136	51,738
Brown-Forman Corp.:
Class A (b)	5,321	385,240
Class B (non-vtg.)	21,648	1,606,715
Constellation Brands, Inc. Class A (sub. vtg.)	44,367	10,928,036
Keurig Dr. Pepper, Inc.	245,812	9,522,757
Molson Coors Beverage Co. Class B	50,154	2,996,702
Monster Beverage Corp. (a)	8,015	798,454
PepsiCo, Inc.	61,466	10,754,091
The Coca-Cola Co.	280,004	17,967,857
		55,011,590
Food & Staples Retailing - 1.5%
Albertsons Companies, Inc.	46,032	1,235,959
BJ's Wholesale Club Holdings, Inc. (a)	14,170	959,309
Casey's General Stores, Inc.	10,607	2,149,509
Grocery Outlet Holding Corp. (a)(b)	23,389	999,178
Kroger Co.	187,943	8,728,073
Performance Food Group Co. (a)	30,113	1,496,917
U.S. Foods Holding Corp. (a)	63,699	2,006,519
Walgreens Boots Alliance, Inc.	205,643	8,147,576
Walmart, Inc.	413,513	54,604,392
		80,327,432
Food Products - 1.9%
Archer Daniels Midland Co.	160,575	13,290,793
Bunge Ltd.	40,149	3,706,957
Campbell Soup Co.	55,552	2,741,491
Conagra Brands, Inc.	134,886	4,614,450
Darling Ingredients, Inc. (a)	42,685	2,957,217
Flowers Foods, Inc.	53,704	1,525,731
Freshpet, Inc. (a)	5,785	309,150
General Mills, Inc.	172,694	12,915,784
Hormel Foods Corp.	82,149	4,053,232
Ingredion, Inc.	18,976	1,726,436
Kellogg Co.	32,711	2,417,997
McCormick & Co., Inc. (non-vtg.)	71,837	6,274,962
Mondelez International, Inc.	396,307	25,379,500
Pilgrim's Pride Corp. (a)	6,427	201,615
Post Holdings, Inc. (a)	15,906	1,382,868
Seaboard Corp.	73	296,427
The Hershey Co.	5,557	1,266,774
The J.M. Smucker Co.	30,064	3,978,068
The Kraft Heinz Co.	200,306	7,377,270
Tyson Foods, Inc. Class A	81,634	7,184,608
		103,601,330
Household Products - 1.4%
Church & Dwight Co., Inc.	38,062	3,348,314
Colgate-Palmolive Co.	91,411	7,197,702
Kimberly-Clark Corp.	39,264	5,174,603
Procter & Gamble Co.	393,507	54,662,057
Reynolds Consumer Products, Inc. (b)	15,579	452,726
Spectrum Brands Holdings, Inc.	11,430	794,842
The Clorox Co.	6,048	857,848
		72,488,092
Personal Products - 0.0%
Coty, Inc. Class A (a)	99,583	728,948
Tobacco - 1.2%
Altria Group, Inc.	519,512	22,785,796
Philip Morris International, Inc.	444,483	43,181,523
		65,967,319
TOTAL CONSUMER STAPLES		378,124,711
ENERGY - 7.5%
Energy Equipment & Services - 0.5%
Baker Hughes Co. Class A	265,357	6,817,021
Halliburton Co.	140,869	4,127,462
NOV, Inc.	112,069	2,085,604
Schlumberger Ltd.	405,121	15,001,631
		28,031,718
Oil, Gas & Consumable Fuels - 7.0%
Antero Midstream GP LP (b)	96,382	969,603
Antero Resources Corp. (a)	29,388	1,164,940
APA Corp.	96,573	3,589,618
Cheniere Energy, Inc.	30,847	4,614,094
Chesapeake Energy Corp. (b)	36,541	3,441,066
Chevron Corp.	563,710	92,324,424
ConocoPhillips Co.	371,126	36,158,806
Continental Resources, Inc.	2,525	173,947
Coterra Energy, Inc.	190,654	5,832,106
Devon Energy Corp.	96,350	6,055,598
Diamondback Energy, Inc.	21,776	2,787,764
DT Midstream, Inc.	27,811	1,530,439
EOG Resources, Inc.	45,121	5,018,358
EQT Corp.	105,595	4,649,348
Exxon Mobil Corp.	1,209,268	117,214,347
Hess Corp.	17,498	1,968,000
HF Sinclair Corp.	42,933	2,053,056
Kinder Morgan, Inc.	569,570	10,246,564
Marathon Oil Corp.	202,156	5,013,469
Marathon Petroleum Corp.	154,893	14,197,492
Occidental Petroleum Corp.	40,831	2,684,638
ONEOK, Inc.	112,993	6,750,202
Ovintiv, Inc.	21,324	1,089,443
PDC Energy, Inc.	12,615	828,679
Phillips 66 Co.	137,920	12,274,880
Pioneer Natural Resources Co.	31,090	7,366,776
Range Resources Corp. (a)	25,688	849,502
Southwestern Energy Co. (a)	295,931	2,089,273
The Williams Companies, Inc.	349,093	11,900,580
Valero Energy Corp.	116,753	12,932,730
		377,769,742
TOTAL ENERGY		405,801,460
FINANCIALS - 19.5%
Banks - 7.1%
Bank of America Corp.	2,014,618	68,114,235
Bank of Hawaii Corp. (b)	11,343	908,688
Bank OZK	33,599	1,347,320
BOK Financial Corp.	8,418	741,037
Citigroup, Inc.	565,491	29,348,983
Citizens Financial Group, Inc.	139,923	5,312,876
Comerica, Inc.	37,430	2,910,931
Commerce Bancshares, Inc.	31,415	2,183,028
Cullen/Frost Bankers, Inc.	16,693	2,176,767
East West Bancorp, Inc.	40,523	2,908,741
Fifth Third Bancorp	195,262	6,662,339
First Citizens Bancshares, Inc.	2,626	1,987,042
First Hawaiian, Inc.	36,642	934,005
First Horizon National Corp.	151,617	3,390,156
First Republic Bank	51,232	8,335,959
FNB Corp., Pennsylvania	99,901	1,194,816
Huntington Bancshares, Inc.	411,271	5,465,792
JPMorgan Chase & Co.	836,671	96,518,367
KeyCorp	266,295	4,873,199
M&T Bank Corp.	51,211	9,087,392
PacWest Bancorp	33,322	934,016
Pinnacle Financial Partners, Inc.	21,475	1,698,673
PNC Financial Services Group, Inc.	118,402	19,647,628
Popular, Inc.	21,475	1,667,963
Prosperity Bancshares, Inc.	25,332	1,876,848
Regions Financial Corp.	267,862	5,673,317
Signature Bank	16,847	3,126,298
SVB Financial Group (a)	6,091	2,458,023
Synovus Financial Corp.	41,257	1,665,958
Truist Financial Corp.	381,275	19,242,949
U.S. Bancorp	384,878	18,166,242
Umpqua Holdings Corp.	61,874	1,089,601
Webster Financial Corp.	51,150	2,375,918
Wells Fargo & Co.	1,087,854	47,724,155
Western Alliance Bancorp.	11,769	898,916
Wintrust Financial Corp.	17,170	1,477,307
Zions Bancorp NA	42,618	2,324,812
		386,450,297
Capital Markets - 4.8%
Affiliated Managers Group, Inc.	10,981	1,387,779
Ameriprise Financial, Inc.	11,391	3,074,659
Bank of New York Mellon Corp.	210,529	9,149,590
BlackRock, Inc. Class A	43,042	28,802,846
Carlyle Group LP	59,262	2,305,884
Cboe Global Markets, Inc.	30,337	3,742,979
Charles Schwab Corp.	194,017	13,396,874
CME Group, Inc.	102,862	20,518,912
Coinbase Global, Inc. (a)(b)	44,415	2,796,368
Evercore, Inc. Class A	10,831	1,082,775
Franklin Resources, Inc.	81,662	2,241,622
Goldman Sachs Group, Inc.	95,415	31,810,407
Interactive Brokers Group, Inc.	26,641	1,563,560
Intercontinental Exchange, Inc.	158,263	16,141,243
Invesco Ltd.	106,985	1,897,914
Janus Henderson Group PLC	39,480	1,017,400
Jefferies Financial Group, Inc.	59,993	1,953,972
KKR & Co. LP	163,916	9,090,781
Lazard Ltd. Class A	27,042	1,018,672
Moody's Corp.	2,604	807,891
Morgan Stanley	366,008	30,854,474
Morningstar, Inc.	663	169,297
MSCI, Inc.	5,582	2,686,840
NASDAQ, Inc.	32,844	5,941,480
Northern Trust Corp.	58,903	5,877,341
Raymond James Financial, Inc.	51,312	5,052,693
Robinhood Markets, Inc. (a)(b)	159,203	1,440,787
S&P Global, Inc.	97,425	36,722,405
SEI Investments Co.	29,828	1,651,278
State Street Corp.	105,145	7,469,501
Stifel Financial Corp.	29,603	1,770,555
T. Rowe Price Group, Inc.	64,138	7,919,119
Tradeweb Markets, Inc. Class A	11,380	802,518
Virtu Financial, Inc. Class A	28,457	663,902
		262,824,318
Consumer Finance - 1.1%
Ally Financial, Inc.	92,488	3,058,578
American Express Co.	161,812	24,922,284
Capital One Financial Corp.	113,465	12,461,861
Credit Acceptance Corp. (a)(b)	1,792	1,032,031
Discover Financial Services	80,435	8,123,935
OneMain Holdings, Inc.	33,629	1,250,999
SLM Corp. (b)	77,155	1,203,618
SoFi Technologies, Inc. (a)(b)	228,120	1,439,437
Synchrony Financial	143,216	4,794,872
Upstart Holdings, Inc. (a)(b)	16,958	412,588
		58,700,203
Diversified Financial Services - 3.0%
Apollo Global Management, Inc.	31,330	1,788,943
Berkshire Hathaway, Inc. Class B (a)	517,501	155,560,784
Equitable Holdings, Inc.	109,730	3,119,624
Voya Financial, Inc. (b)	29,104	1,750,897
		162,220,248
Insurance - 3.3%
AFLAC, Inc.	183,065	10,489,625
Alleghany Corp. (a)	3,190	2,671,561
Allstate Corp.	78,547	9,187,643
American Financial Group, Inc.	19,284	2,577,885
American International Group, Inc.	227,208	11,762,558
Aon PLC	3,502	1,019,222
Arch Capital Group Ltd. (a)	69,711	3,095,168
Arthur J. Gallagher & Co.	52,830	9,456,042
Assurant, Inc.	14,555	2,558,478
Assured Guaranty Ltd.	17,639	1,029,941
Axis Capital Holdings Ltd.	22,267	1,124,261
Brighthouse Financial, Inc. (a)	21,498	933,443
Brown & Brown, Inc.	62,586	4,074,349
Chubb Ltd.	120,932	22,812,612
Cincinnati Financial Corp.	44,814	4,362,195
CNA Financial Corp.	7,855	333,209
Erie Indemnity Co. Class A	1,873	380,893
Everest Re Group Ltd.	7,713	2,015,793
Fidelity National Financial, Inc.	76,761	3,067,370
First American Financial Corp.	29,800	1,728,400
Globe Life, Inc.	25,934	2,612,332
Hanover Insurance Group, Inc.	10,143	1,384,215
Hartford Financial Services Group, Inc.	94,062	6,064,177
Kemper Corp.	18,220	852,696
Lincoln National Corp.	38,910	1,997,639
Loews Corp.	58,319	3,397,082
Markel Corp. (a)	2,951	3,827,860
Marsh & McLennan Companies, Inc.	15,387	2,522,853
MetLife, Inc.	196,629	12,436,784
Old Republic International Corp.	80,942	1,883,520
Primerica, Inc.	10,959	1,410,314
Principal Financial Group, Inc.	71,652	4,796,385
Progressive Corp.	21,774	2,505,316
Prudential Financial, Inc.	107,540	10,752,925
Reinsurance Group of America, Inc.	19,160	2,218,345
RenaissanceRe Holdings Ltd.	5,662	732,153
The Travelers Companies, Inc.	68,680	10,899,516
Unum Group	57,335	1,845,614
W.R. Berkley Corp.	58,988	3,688,520
White Mountains Insurance Group Ltd.	828	1,026,248
Willis Towers Watson PLC	31,776	6,575,725
		178,110,867
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	149,548	1,885,800
Annaly Capital Management, Inc.	446,649	3,072,945
Rithm Capital Corp.	122,070	1,331,784
Starwood Property Trust, Inc.	83,738	1,977,892
		8,268,421
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	88,120	1,246,017
New York Community Bancorp, Inc.	131,798	1,399,695
Rocket Companies, Inc. (b)	14,772	140,629
TFS Financial Corp.	14,201	208,045
UWM Holdings Corp. Class A (b)	2,410	9,086
		3,003,472
TOTAL FINANCIALS		1,059,577,826
HEALTH CARE - 16.6%
Biotechnology - 1.5%
Amgen, Inc.	24,508	6,064,995
Biogen, Inc. (a)	41,783	8,985,852
BioMarin Pharmaceutical, Inc. (a)	52,883	4,550,582
Exact Sciences Corp. (a)(b)	40,990	1,848,649
Exelixis, Inc. (a)	12,242	256,103
Gilead Sciences, Inc.	360,076	21,514,541
Horizon Therapeutics PLC (a)	4,519	374,941
Incyte Corp. (a)	7,048	547,489
Ionis Pharmaceuticals, Inc. (a)	3,244	121,845
Mirati Therapeutics, Inc. (a)	12,348	795,211
Moderna, Inc. (a)	92,622	15,198,344
Natera, Inc. (a)	1,737	81,639
Regeneron Pharmaceuticals, Inc. (a)	25,390	14,769,109
Repligen Corp. (a)(b)	4,572	975,482
Ultragenyx Pharmaceutical, Inc. (a)(b)	4,184	222,924
United Therapeutics Corp. (a)	12,780	2,953,075
Vertex Pharmaceuticals, Inc. (a)	4,103	1,150,522
		80,411,303
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	426,944	46,468,585
Align Technology, Inc. (a)	5,611	1,576,523
Baxter International, Inc.	121,778	7,143,497
Becton, Dickinson & Co.	81,442	19,897,095
Boston Scientific Corp. (a)	409,267	16,800,410
Dentsply Sirona, Inc.	61,444	2,221,815
Enovis Corp. (a)	14,527	867,552
Envista Holdings Corp. (a)	46,586	1,893,721
Globus Medical, Inc. (a)(b)	20,988	1,231,786
Hologic, Inc. (a)	70,494	5,031,862
ICU Medical, Inc. (a)(b)	4,712	834,825
Integra LifeSciences Holdings Corp. (a)	20,733	1,141,144
Intuitive Surgical, Inc. (a)	8,104	1,865,298
Masimo Corp. (a)	3,376	488,102
Medtronic PLC	383,391	35,471,335
QuidelOrtho Corp. (a)	14,151	1,443,968
STERIS PLC	24,426	5,511,727
Stryker Corp.	46,861	10,063,400
Tandem Diabetes Care, Inc. (a)	1,176	77,863
Teleflex, Inc.	13,445	3,232,985
The Cooper Companies, Inc.	13,922	4,552,494
Zimmer Biomet Holdings, Inc.	60,126	6,637,309
		174,453,296
Health Care Providers & Services - 3.2%
Acadia Healthcare Co., Inc. (a)	25,491	2,113,459
agilon health, Inc. (a)(b)	3,502	87,655
Amedisys, Inc. (a)(b)	9,153	1,096,987
Cardinal Health, Inc.	78,086	4,650,802
Centene Corp. (a)	166,761	15,503,770
Chemed Corp.	2,691	1,294,613
Cigna Corp.	75,347	20,747,550
CVS Health Corp.	376,009	35,976,541
Elevance Health, Inc.	48,126	22,960,915
Encompass Health Corp.	28,066	1,420,701
Enhabit Home Health & Hospice (a)	13,909	243,547
HCA Holdings, Inc.	60,732	12,900,691
Henry Schein, Inc. (a)	39,294	3,097,546
Humana, Inc.	10,660	5,138,120
Laboratory Corp. of America Holdings	26,552	6,961,669
McKesson Corp.	33,453	11,426,876
Molina Healthcare, Inc. (a)	3,712	1,216,497
Oak Street Health, Inc. (a)(b)	33,433	967,885
Premier, Inc.	33,685	1,295,525
Quest Diagnostics, Inc.	33,522	4,578,100
Signify Health, Inc. (a)(b)	19,332	330,771
Tenet Healthcare Corp. (a)	30,436	2,012,428
UnitedHealth Group, Inc.	24,149	13,096,969
Universal Health Services, Inc. Class B	18,583	2,090,030
		171,209,647
Health Care Technology - 0.1%
Certara, Inc. (a)(b)	11,903	273,650
Change Healthcare, Inc. (a)	66,329	1,609,805
Definitive Healthcare Corp. (b)	4,420	114,832
Doximity, Inc. (a)(b)	14,633	619,269
Teladoc Health, Inc. (a)(b)	41,602	1,533,034
		4,150,590
Life Sciences Tools & Services - 2.5%
10X Genomics, Inc. (a)(b)	2,682	107,682
Agilent Technologies, Inc.	8,766	1,175,521
Avantor, Inc. (a)	12,438	360,951
Azenta, Inc.	21,219	1,448,409
Bio-Rad Laboratories, Inc. Class A (a)	6,126	3,450,531
Charles River Laboratories International, Inc. (a)	958	240,017
Danaher Corp.	173,059	50,441,507
Illumina, Inc. (a)	45,053	9,762,084
PerkinElmer, Inc.	36,146	5,536,483
QIAGEN NV (a)	64,997	3,226,451
Syneos Health, Inc. (a)	24,204	1,915,505
Thermo Fisher Scientific, Inc.	98,542	58,968,518
		136,633,659
Pharmaceuticals - 6.1%
Bristol-Myers Squibb Co.	610,893	45,071,686
Catalent, Inc. (a)	33,308	3,767,135
Elanco Animal Health, Inc. (a)	127,603	2,585,237
Eli Lilly & Co.	44,955	14,821,214
Jazz Pharmaceuticals PLC (a)	17,457	2,724,339
Johnson & Johnson	754,914	131,747,591
Merck & Co., Inc.	421,593	37,665,119
Organon & Co.	72,849	2,310,770
Perrigo Co. PLC	38,458	1,610,236
Pfizer, Inc.	1,621,239	81,888,782
Royalty Pharma PLC	105,174	4,574,017
Viatris, Inc.	347,208	3,364,446
		332,130,572
TOTAL HEALTH CARE		898,989,067
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.4%
Axon Enterprise, Inc. (a)	4,380	482,632
BWX Technologies, Inc.	15,978	905,633
Curtiss-Wright Corp.	10,987	1,575,975
General Dynamics Corp.	70,643	16,012,649
HEICO Corp.	833	131,372
HEICO Corp. Class A	1,415	180,667
Hexcel Corp.	23,974	1,450,667
Howmet Aerospace, Inc.	96,887	3,597,414
Huntington Ingalls Industries, Inc.	8,790	1,906,024
L3Harris Technologies, Inc.	55,175	13,240,345
Mercury Systems, Inc. (a)	16,039	946,461
Northrop Grumman Corp.	37,076	17,755,696
Raytheon Technologies Corp.	426,533	39,757,141
Spirit AeroSystems Holdings, Inc. Class A	1,509	49,525
Textron, Inc.	61,551	4,040,208
The Boeing Co. (a)	108,298	17,252,954
TransDigm Group, Inc. (a)	9,226	5,741,709
Woodward, Inc.	16,862	1,765,451
		126,792,523
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	26,287	2,909,971
Expeditors International of Washington, Inc.	33,060	3,512,625
FedEx Corp.	68,849	16,048,013
GXO Logistics, Inc. (a)(b)	26,945	1,293,360
United Parcel Service, Inc. Class B	22,773	4,438,230
		28,202,199
Airlines - 0.3%
Alaska Air Group, Inc. (a)	35,440	1,571,055
American Airlines Group, Inc. (a)	185,112	2,537,886
Copa Holdings SA Class A (a)(b)	8,873	596,443
JetBlue Airways Corp. (a)	92,099	775,474
Southwest Airlines Co. (a)	169,667	6,467,706
United Airlines Holdings, Inc. (a)	93,442	3,433,994
		15,382,558
Building Products - 0.8%
A.O. Smith Corp.	27,865	1,763,019
Allegion PLC	5,217	551,437
Armstrong World Industries, Inc.	5,637	503,666
Builders FirstSource, Inc. (a)	49,262	3,349,816
Carlisle Companies, Inc.	2,309	683,695
Carrier Global Corp.	242,976	9,847,817
Fortune Brands Home & Security, Inc.	24,522	1,708,693
Hayward Holdings, Inc. (a)(b)	19,843	231,568
Johnson Controls International PLC	199,434	10,751,487
Lennox International, Inc.	9,287	2,224,515
Masco Corp.	64,033	3,546,148
Owens Corning	27,778	2,576,132
The AZEK Co., Inc. (a)	32,411	670,259
Trane Technologies PLC	28,023	4,119,101
		42,527,353
Commercial Services & Supplies - 0.3%
Cintas Corp.	1,677	713,547
Clean Harbors, Inc. (a)	14,580	1,422,862
Driven Brands Holdings, Inc. (a)	14,873	451,842
IAA, Inc. (a)	6,628	250,074
MSA Safety, Inc.	6,507	835,108
Republic Services, Inc.	55,329	7,671,919
Rollins, Inc.	4,865	187,643
Stericycle, Inc. (a)(b)	26,233	1,229,541
Tetra Tech, Inc.	8,979	1,376,211
Waste Management, Inc.	7,490	1,232,554
		15,371,301
Construction & Engineering - 0.2%
AECOM	35,865	2,582,280
MasTec, Inc. (a)	17,021	1,343,468
MDU Resources Group, Inc.	57,882	1,653,689
Quanta Services, Inc.	18,522	2,569,557
Valmont Industries, Inc.	5,177	1,405,452
Willscot Mobile Mini Holdings (a)	29,053	1,121,736
		10,676,182
Electrical Equipment - 1.0%
Acuity Brands, Inc.	9,875	1,801,200
AMETEK, Inc.	66,030	8,154,705
Eaton Corp. PLC	114,474	16,986,797
Emerson Electric Co.	115,314	10,386,332
Hubbell, Inc. Class B (b)	15,341	3,359,986
nVent Electric PLC	47,375	1,672,811
Plug Power, Inc. (a)(b)	74,750	1,595,165
Regal Rexnord Corp.	19,215	2,580,575
Rockwell Automation, Inc.	10,836	2,766,214
Sensata Technologies, Inc. PLC	44,439	1,976,202
Sunrun, Inc. (a)(b)	58,936	1,926,618
Vertiv Holdings Co.	73,477	839,107
		54,045,712
Industrial Conglomerates - 1.3%
3M Co.	162,785	23,317,323
General Electric Co.	296,523	21,916,015
Honeywell International, Inc.	137,907	26,541,581
		71,774,919
Machinery - 1.8%
AGCO Corp.	15,437	1,681,398
Allison Transmission Holdings, Inc.	5,729	239,873
Caterpillar, Inc.	19,736	3,912,662
Crane Holdings Co.	13,461	1,331,697
Cummins, Inc.	40,394	8,939,596
Donaldson Co., Inc.	29,404	1,599,872
Dover Corp.	41,231	5,511,760
ESAB Corp.	14,484	597,030
Flowserve Corp.	37,284	1,261,691
Fortive Corp.	102,805	6,625,782
Gates Industrial Corp. PLC (a)	31,838	391,607
Graco, Inc.	15,109	1,014,720
IDEX Corp.	17,894	3,735,373
Illinois Tool Works, Inc.	8,963	1,862,153
Ingersoll Rand, Inc.	116,414	5,797,417
ITT, Inc.	23,920	1,794,718
Middleby Corp. (a)	14,487	2,096,124
Nordson Corp.	12,714	2,936,807
Oshkosh Corp.	18,815	1,619,972
Otis Worldwide Corp.	106,477	8,323,307
PACCAR, Inc.	97,782	8,949,009
Parker Hannifin Corp.	28,354	8,196,858
Pentair PLC	47,176	2,306,435
Snap-On, Inc.	15,066	3,375,537
Stanley Black & Decker, Inc.	43,214	4,206,019
Timken Co.	17,852	1,167,164
Westinghouse Air Brake Tech Co.	51,873	4,848,569
Xylem, Inc.	44,144	4,062,572
		98,385,722
Marine - 0.0%
Kirby Corp. (a)	17,096	1,084,570
Professional Services - 0.6%
CACI International, Inc. Class A (a)	6,631	2,004,485
Clarivate Analytics PLC (a)(b)	137,142	1,987,188
CoStar Group, Inc. (a)	96,517	7,006,169
Dun & Bradstreet Holdings, Inc. (b)	71,991	1,134,578
Equifax, Inc.	17,419	3,639,003
FTI Consulting, Inc. (a)	5,599	915,772
Jacobs Engineering Group, Inc.	36,629	5,029,162
KBR, Inc.	13,942	742,133
Leidos Holdings, Inc.	39,037	4,176,959
Manpower, Inc.	15,001	1,176,228
Nielsen Holdings PLC	102,662	2,458,755
Robert Half International, Inc.	3,654	289,178
Science Applications International Corp.	15,954	1,545,464
TransUnion Holding Co., Inc.	14,705	1,165,077
		33,270,151
Road & Rail - 0.8%
AMERCO	2,575	1,382,981
Avis Budget Group, Inc. (a)	8,520	1,550,896
CSX Corp.	466,000	15,065,780
Hertz Global Holdings, Inc. (b)	66,678	1,428,243
J.B. Hunt Transport Services, Inc.	2,601	476,685
Knight-Swift Transportation Holdings, Inc. Class A	45,547	2,502,808
Landstar System, Inc.	1,140	178,501
Norfolk Southern Corp.	68,203	17,130,548
Ryder System, Inc.	14,160	1,109,011
Schneider National, Inc. Class B	15,538	393,578
XPO Logistics, Inc. (a)	27,058	1,616,445
		42,835,476
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	29,746	1,103,874
Core & Main, Inc. (b)	11,465	276,765
MSC Industrial Direct Co., Inc. Class A	13,236	1,094,088
SiteOne Landscape Supply, Inc. (a)(b)	4,986	694,699
United Rentals, Inc. (a)	11,079	3,574,861
Univar Solutions, Inc. (a)	47,896	1,295,108
Watsco, Inc.	4,442	1,216,886
WESCO International, Inc. (a)	5,998	766,784
		10,023,065
TOTAL INDUSTRIALS		550,371,731
INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 1.4%
Ciena Corp. (a)	43,299	2,234,228
Cisco Systems, Inc.	1,192,638	54,109,986
F5, Inc. (a)	17,321	2,898,843
Juniper Networks, Inc.	91,583	2,567,071
Lumentum Holdings, Inc. (a)(b)	19,755	1,787,037
Motorola Solutions, Inc.	47,191	11,259,301
Ubiquiti, Inc. (b)	1,222	368,592
ViaSat, Inc. (a)(b)	20,232	666,240
		75,891,298
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	41,290	3,184,698
Arrow Electronics, Inc. (a)	17,918	2,296,550
Avnet, Inc.	27,773	1,329,494
Cognex Corp.	3,399	173,281
Corning, Inc.	203,624	7,485,218
II-VI, Inc. (a)	30,775	1,619,996
IPG Photonics Corp. (a)	9,949	1,060,364
Jabil, Inc.	7,288	432,470
Keysight Technologies, Inc. (a)	3,839	624,221
Littelfuse, Inc.	6,926	1,931,454
National Instruments Corp.	32,578	1,237,964
TD SYNNEX Corp.	12,202	1,225,325
Teledyne Technologies, Inc. (a)	13,270	5,193,878
Trimble, Inc. (a)	71,551	4,967,786
Vontier Corp.	17,423	449,513
Zebra Technologies Corp. Class A (a)	8,846	3,164,126
		36,376,338
IT Services - 2.5%
Affirm Holdings, Inc. (a)(b)	50,238	1,348,388
Akamai Technologies, Inc. (a)	45,419	4,370,216
Amdocs Ltd.	35,110	3,056,677
Automatic Data Processing, Inc.	9,827	2,369,486
Block, Inc. Class A (a)	148,348	11,283,349
Broadridge Financial Solutions, Inc.	3,078	494,173
Cognizant Technology Solutions Corp. Class A	149,164	10,137,185
Concentrix Corp.	12,361	1,653,407
DXC Technology Co. (a)	70,163	2,217,151
Euronet Worldwide, Inc. (a)	3,437	337,754
Fidelity National Information Services, Inc.	174,946	17,872,483
Fiserv, Inc. (a)	155,117	16,392,765
Genpact Ltd.	24,399	1,173,104
Global Payments, Inc.	80,077	9,795,019
GoDaddy, Inc. (a)	39,981	2,965,791
IBM Corp.	85,701	11,208,834
Kyndryl Holdings, Inc. (a)(b)	51,593	540,179
Okta, Inc. (a)	30,746	3,026,944
PayPal Holdings, Inc. (a)	229,801	19,884,681
Snowflake, Inc. (a)	3,589	538,027
SS&C Technologies Holdings, Inc.	63,938	3,783,211
Switch, Inc. Class A	16,877	570,611
The Western Union Co. (b)	73,118	1,244,468
Twilio, Inc. Class A (a)	30,577	2,592,930
VeriSign, Inc. (a)	24,534	4,640,851
WEX, Inc. (a)	3,545	589,214
Wix.com Ltd. (a)	3,379	200,476
		134,287,374
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)	98,222	9,279,032
Analog Devices, Inc.	119,633	20,572,091
Cirrus Logic, Inc. (a)	16,313	1,394,109
First Solar, Inc. (a)	30,463	3,021,016
GlobalFoundries, Inc.	13,540	697,039
Intel Corp.	1,173,821	42,621,441
Marvell Technology, Inc.	243,240	13,543,603
Microchip Technology, Inc.	22,477	1,547,766
Micron Technology, Inc.	259,422	16,047,845
MKS Instruments, Inc.	15,904	1,879,853
onsemi (a)	46,754	3,122,232
Qorvo, Inc. (a)	30,988	3,224,921
Skyworks Solutions, Inc.	46,084	5,017,626
Teradyne, Inc.	4,276	431,406
Texas Instruments, Inc.	83,310	14,903,326
Wolfspeed, Inc. (a)(b)	33,112	2,758,230
		140,061,536
Software - 1.8%
ANSYS, Inc. (a)	11,790	3,289,292
Bill.Com Holdings, Inc. (a)	27,957	3,776,432
Black Knight, Inc. (a)	40,168	2,638,234
CCC Intelligent Solutions Holdings, Inc. Class A (a)	29,855	298,251
Ceridian HCM Holding, Inc. (a)	31,799	1,741,631
Citrix Systems, Inc.	19,157	1,942,711
Coupa Software, Inc. (a)	9,546	624,499
Dolby Laboratories, Inc. Class A	18,398	1,424,005
DoubleVerify Holdings, Inc. (a)	2,334	53,519
Dropbox, Inc. Class A (a)	5,407	122,955
Guidewire Software, Inc. (a)	23,956	1,861,860
Informatica, Inc. (b)	8,531	195,360
Jamf Holding Corp. (a)(b)	2,626	64,179
Mandiant, Inc. (a)	65,792	1,498,742
Manhattan Associates, Inc. (a)	6,895	969,920
nCino, Inc. (a)(b)	12,956	418,349
NCR Corp. (a)	34,514	1,119,979
NortonLifeLock, Inc.	103,879	2,548,152
Nutanix, Inc. Class A (a)	28,919	437,544
Oracle Corp.	135,809	10,571,373
Paycor HCM, Inc. (b)	13,590	362,717
Procore Technologies, Inc. (a)	5,648	292,002
Roper Technologies, Inc.	30,270	13,218,001
Salesforce.com, Inc. (a)	216,979	39,928,476
SentinelOne, Inc. (b)	14,644	363,903
Teradata Corp. (a)(b)	13,661	523,080
Tyler Technologies, Inc. (a)	1,497	597,303
UiPath, Inc. Class A (a)	96,987	1,777,772
Unity Software, Inc. (a)(b)	19,564	731,498
VMware, Inc. Class A	30,712	3,568,734
Zoom Video Communications, Inc. Class A (a)	35,896	3,728,159
		100,688,632
Technology Hardware, Storage & Peripherals - 0.3%
Dell Technologies, Inc.	64,916	2,925,115
Hewlett Packard Enterprise Co.	372,201	5,300,142
HP, Inc.	163,411	5,456,293
Western Digital Corp. (a)	89,823	4,410,309
		18,091,859
TOTAL INFORMATION TECHNOLOGY		505,397,037
MATERIALS - 4.2%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	63,502	15,763,101
Albemarle Corp.	16,268	3,974,435
Ashland Global Holdings, Inc.	14,526	1,459,427
Axalta Coating Systems Ltd. (a)	47,832	1,206,323
Celanese Corp. Class A	31,035	3,646,923
Corteva, Inc.	207,688	11,952,444
Dow, Inc.	208,866	11,113,760
DuPont de Nemours, Inc.	145,920	8,934,682
Eastman Chemical Co.	36,810	3,531,183
Ecolab, Inc.	8,308	1,372,232
Element Solutions, Inc.	66,037	1,304,891
FMC Corp.	23,754	2,639,069
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	187,047	534,954
Huntsman Corp.	57,057	1,652,371
International Flavors & Fragrances, Inc.	73,041	9,060,736
Linde PLC	113,850	34,382,700
LyondellBasell Industries NV Class A	73,652	6,563,866
NewMarket Corp.	1,733	538,616
Olin Corp.	40,043	2,093,048
PPG Industries, Inc.	31,677	4,095,519
RPM International, Inc.	34,707	3,137,513
The Chemours Co. LLC	17,538	624,177
The Mosaic Co.	90,866	4,785,004
The Scotts Miracle-Gro Co. Class A	7,590	675,131
Westlake Corp.	9,462	921,031
		135,963,136
Construction Materials - 0.2%
Eagle Materials, Inc.	1,889	238,864
Martin Marietta Materials, Inc.	16,257	5,723,765
Vulcan Materials Co.	19,432	3,212,693
		9,175,322
Containers & Packaging - 0.5%
Amcor PLC	429,854	5,566,609
Aptargroup, Inc.	18,745	2,019,961
Ardagh Group SA	4,009	53,640
Ardagh Metal Packaging SA (b)	28,460	192,390
Avery Dennison Corp.	8,984	1,711,093
Ball Corp.	54,131	3,974,298
Berry Global Group, Inc. (a)	19,311	1,113,279
Crown Holdings, Inc.	4,038	410,584
Graphic Packaging Holding Co.	20,097	447,158
International Paper Co.	106,057	4,536,058
Packaging Corp. of America	26,479	3,723,212
Silgan Holdings, Inc.	24,097	1,072,317
Sonoco Products Co.	27,885	1,770,419
WestRock Co.	72,617	3,076,056
		29,667,074
Metals & Mining - 1.0%
Alcoa Corp.	52,821	2,688,061
Cleveland-Cliffs, Inc. (a)	148,570	2,631,175
Freeport-McMoRan, Inc.	414,478	13,076,781
Newmont Corp.	227,802	10,314,875
Nucor Corp.	76,195	10,347,281
Reliance Steel & Aluminum Co.	17,660	3,359,815
Royal Gold, Inc.	17,537	1,837,351
Southern Copper Corp.	8,382	417,424
SSR Mining, Inc.	60,722	999,484
Steel Dynamics, Inc.	51,268	3,992,752
United States Steel Corp.	73,990	1,749,864
		51,414,863
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	21,033	1,338,330
TOTAL MATERIALS		227,558,725
REAL ESTATE - 5.2%
Equity Real Estate Investment Trusts (REITs) - 5.0%
Alexandria Real Estate Equities, Inc.	46,422	7,695,839
American Campus Communities, Inc.	39,679	2,591,832
American Homes 4 Rent Class A	86,899	3,291,734
American Tower Corp.	31,009	8,398,167
Americold Realty Trust	77,038	2,522,995
Apartment Income (REIT) Corp.	41,303	1,872,678
AvalonBay Communities, Inc.	40,028	8,563,590
Boston Properties, Inc.	44,904	4,093,449
Brixmor Property Group, Inc.	85,452	1,980,777
Camden Property Trust (SBI)	27,209	3,839,190
Cousins Properties, Inc.	42,531	1,312,081
CubeSmart	64,044	2,937,698
Digital Realty Trust, Inc.	81,406	10,782,225
Douglas Emmett, Inc.	48,397	1,144,105
Duke Realty Corp.	109,905	6,875,657
EastGroup Properties, Inc.	11,775	2,008,109
EPR Properties	21,201	1,140,826
Equinix, Inc.	6,409	4,510,270
Equity Lifestyle Properties, Inc.	19,695	1,447,976
Equity Residential (SBI)	106,126	8,319,217
Essex Property Trust, Inc.	18,623	5,336,048
Extra Space Storage, Inc.	33,452	6,339,823
Federal Realty Investment Trust (SBI)	22,593	2,386,047
First Industrial Realty Trust, Inc.	37,712	1,959,138
Gaming & Leisure Properties	67,781	3,523,934
Healthcare Trust of America, Inc.	108,633	2,851,616
Healthpeak Properties, Inc.	154,509	4,269,084
Highwoods Properties, Inc. (SBI)	29,758	1,058,492
Host Hotels & Resorts, Inc.	202,840	3,612,580
Hudson Pacific Properties, Inc.	40,151	603,871
Invitation Homes, Inc.	174,878	6,825,488
Iron Mountain, Inc.	20,762	1,006,749
JBG SMITH Properties	33,126	842,725
Kilroy Realty Corp.	33,273	1,802,731
Kimco Realty Corp.	173,051	3,826,158
Lamar Advertising Co. Class A	2,990	302,169
Life Storage, Inc.	24,103	3,034,327
Medical Properties Trust, Inc.	170,155	2,933,472
Mid-America Apartment Communities, Inc.	32,899	6,110,331
National Retail Properties, Inc.	50,307	2,395,116
National Storage Affiliates Trust	24,290	1,332,064
Omega Healthcare Investors, Inc.	67,248	2,084,688
Park Hotels & Resorts, Inc.	66,304	1,033,679
Prologis (REIT), Inc.	211,841	28,081,643
Public Storage	9,232	3,013,417
Rayonier, Inc.	41,743	1,575,798
Realty Income Corp.	172,534	12,765,791
Regency Centers Corp.	49,094	3,163,126
Rexford Industrial Realty, Inc.	47,326	3,095,594
SBA Communications Corp. Class A	23,595	7,922,965
Simon Property Group, Inc.	48,147	5,230,690
SL Green Realty Corp.	18,042	895,785
Spirit Realty Capital, Inc.	38,336	1,699,818
Store Capital Corp.	72,881	2,115,007
Sun Communities, Inc.	34,377	5,636,453
UDR, Inc.	90,907	4,399,899
Ventas, Inc.	114,404	6,152,647
VICI Properties, Inc.	275,679	9,425,465
Vornado Realty Trust	50,550	1,536,215
Welltower, Inc.	130,252	11,245,958
Weyerhaeuser Co.	213,343	7,748,618
WP Carey, Inc.	54,164	4,836,845
		271,340,479
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	48,418	4,145,549
Howard Hughes Corp. (a)	11,064	784,327
Jones Lang LaSalle, Inc. (a)	14,162	2,700,269
Opendoor Technologies, Inc. (a)(b)	95,544	469,121
WeWork, Inc. (a)(b)	36,857	175,808
Zillow Group, Inc.:
Class A (a)	15,725	550,375
Class C (a)(b)	43,959	1,533,290
		10,358,739
TOTAL REAL ESTATE		281,699,218
UTILITIES - 5.9%
Electric Utilities - 3.7%
Alliant Energy Corp.	71,829	4,376,541
American Electric Power Co., Inc.	147,431	14,530,799
Avangrid, Inc. (b)	20,324	990,389
Constellation Energy Corp.	93,591	6,186,365
Duke Energy Corp.	220,836	24,276,501
Edison International	107,752	7,302,353
Entergy Corp.	58,178	6,698,033
Evergy, Inc.	63,692	4,347,616
Eversource Energy	98,765	8,713,048
Exelon Corp.	280,879	13,058,065
FirstEnergy Corp.	155,629	6,396,352
Hawaiian Electric Industries, Inc.	31,190	1,319,337
IDACORP, Inc.	14,419	1,610,891
NextEra Energy, Inc.	563,160	47,581,388
NRG Energy, Inc.	67,634	2,553,184
OGE Energy Corp.	57,256	2,352,076
PG&E Corp. (a)	444,534	4,827,639
Pinnacle West Capital Corp.	32,370	2,378,224
PPL Corp.	211,193	6,141,492
Southern Co.	304,395	23,404,932
Xcel Energy, Inc.	156,306	11,438,473
		200,483,698
Gas Utilities - 0.2%
Atmos Energy Corp.	39,540	4,799,761
National Fuel Gas Co. (b)	23,079	1,669,535
UGI Corp.	60,004	2,589,773
		9,059,069
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp.	36,530	1,429,054
The AES Corp.	156,808	3,484,274
Vistra Corp.	51,601	1,333,886
		6,247,214
Multi-Utilities - 1.7%
Ameren Corp.	73,756	6,868,159
CenterPoint Energy, Inc.	180,558	5,721,883
CMS Energy Corp.	82,977	5,703,009
Consolidated Edison, Inc.	101,712	10,096,950
Dominion Energy, Inc.	232,592	19,067,892
DTE Energy Co.	55,286	7,203,766
NiSource, Inc.	116,347	3,536,949
Public Service Enterprise Group, Inc.	142,704	9,371,372
Sempra Energy	90,207	14,956,321
WEC Energy Group, Inc.	90,450	9,389,615
		91,915,916
Water Utilities - 0.2%
American Water Works Co., Inc.	52,143	8,105,108
Essential Utilities, Inc.	66,304	3,443,830
		11,548,938
TOTAL UTILITIES		319,254,835
TOTAL COMMON STOCKS (Cost $4,817,046,489)		5,402,390,070

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (d) (Cost $994,366)	1,000,000	986,242

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (e)	19,144,517	19,148,346
Fidelity Securities Lending Cash Central Fund 2.01% (e)(f)	74,775,355	74,782,832
TOTAL MONEY MARKET FUNDS (Cost $93,931,178)		93,931,178

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $4,911,972,033)	5,497,307,490
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(75,689,987)
NET ASSETS - 100.0%	5,421,617,503

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	43	Sep 2022	8,887,025	686,859	686,859
CME E-mini S&P MidCap 400 Index Contracts (United States)	39	Sep 2022	9,806,160	887,011	887,011

TOTAL FUTURES CONTRACTS					1,573,870
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $986,242.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	8,584,209	255,948,093	245,383,956	44,162	-	-	19,148,346	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	45,147,021	104,236,803	74,600,992	131,892	-	-	74,782,832	0.2%
Total	53,731,230	360,184,896	319,984,948	176,054	-	-	93,931,178

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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